RESOLUTION LIFE U.S. LEGAL
5770 POWERS FERRY ROAD, NW
ATLANTA, GA 30327

IAN MACLEOD
COUNSEL
PHONE:  (763) 342-9164  |  EMAIL:  IAN.MACLEOD@RESOLUTIONLIFE.US

Date:  June 1, 2023
BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Voya Retirement Insurance and Annuity Company
Variable Annuity Account B
Prospectus Title: Voya Variable Annuity
File Nos.: 333-56297 and 811-02512
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:
•
The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on May 1, 2023.

If you have any questions, please call me at (763) 342-9164.

Sincerely,

/s/ Ian Macleod

Ian Macleod